Intangible assets	12 Months Ended
Mar. 31, 2021
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of intangible assets and goodwill [text block]
6.	Intangible assets
Intangible assets comprise the following:

	March 31, 2021	March 31, 2020	March 31, 2019
Goodwill	14,595	14,595	14,595
Other intangible assets	679,991	665,097	561,924
	694,586	679,692	576,519

(i) Goodwill
The following table presents the changes in goodwill during the years ended March 31, 2021 and 2020

	March 31, 2021	March 31, 2020
Balance at the beginning of the year	14,595	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the yea r	-	-
Net carrying amount of goodwill	14,595	14,595

The amount of goodwill as of March 31, 2021 and March 31, 2020 has been allocated to the Applications Integration Services segment.

(ii) Other intangibles
The following table presents the changes in intangible assets during the years ended March 31, 2021, 2020 and 2019.

	Bandwidth
	Capacity	Software	License fees	Total
(A) Cost
Balance as of March 31, 2018	642,391	855,403	73,000	1,570,794
Acquisitions during the year	41,943	131,481	-	173,424
Disposals during the year	-	-	-	-
Balance as of March 31, 2019	684,334	986,884	73,000	1,744,218
Acquisitions during the year	-	283,844	5,000	340,898
Disposals during the year	-	-	-	-
Balance as of March 31, 2020	736,388	1,270,728	78,000	2,085,116
Acquisitions during the year	-	307,506	-	307,506
Disposals during the year	-	-	-	-
Balance as of March 31, 2021	736,388	1,578,234	78,000	2,392,622

(B) Amortization
Balance as of March 31, 2018	304,289	667,582	31,006	1,002,877
Amortization for the year	63,055	113,837	2,525	179,417
Impairment loss on intangibles	-	-	-	-
Balance as of March 31, 2019	367,344	781,419	33,531	1,182,294
Amortization for the year	70,869	163,248	3,608	237,725
Impairment loss on intangibles	-	-	-	-
Balance as of March 31, 2020	438,213	944,667	37,139	1,420,019
Amortization for the year	74,482	214,980	3,150	292,612
Impairment loss on intangibles
Balance as of March 31, 2021	512,695	1,159,647	40,289	1,712,631

(C) Carrying amounts
As of March 31, 2019	316,990	205,465	39,469	561,924
As of March 31, 2020	298,175	326,061	40,861	665,097
As of March 31, 2021	223,693	418,587	37,711	679,991

Intangible assets that were fully impaired / amortised were removed from the block.

Capital commitments
The Company had not committed to spend any amount under agreements to purchase intangible assets during the year ending March 31, 2021 and 2020.

Capitalized borrowing costs
The Company had not capitalized any interest cost during years ended March 31, 2021 and 2020.